April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniYield Quality Fund, Inc. (MQY)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 7.6%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$3,065	$ 3,223,004
Series A, 5.25%, 05/01/55	1,825	1,935,859
Series C, 5.50%, 10/01/54	7,575	8,091,769
Series F, 5.50%, 11/01/53	2,920	3,054,455
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	6,495	6,530,078
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	4,900	5,245,721
Series B-1, 5.75%, 04/01/54	10,925	11,915,651
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	4,040	4,197,225
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	11,185	11,458,077
Series A-1, 5.50%, 01/01/53	2,665	2,824,068
Series B-1, 5.00%, 05/01/53	7,530	7,726,002
		66,201,909
Arizona — 4.9%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(b)	875	773,049
5.00%, 07/01/54(b)	615	520,511
7.10%, 01/01/55(b)	250	252,231
Series A, 5.00%, 07/01/49(b)	1,445	1,259,722
Series A, 5.00%, 07/15/49	1,000	934,126
Series A, 5.00%, 07/01/54(b)	1,110	938,528
Arizona Industrial Development Authority, Refunding RB
5.50%, 07/01/52(b)	600	552,424
Series A, 5.13%, 07/01/37(b)	500	501,017
Series A, 5.38%, 07/01/50(b)	1,645	1,615,126
Series G, 5.00%, 07/01/47(b)	2,360	2,223,887
Series S, 5.00%, 07/01/37	750	756,755
City of Mesa Arizona Utility System Revenue, RB, (AGC), 07/01/49(c)	1,660	1,619,045
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/44	4,515	4,540,183
City of Phoenix Civic Improvement Corp., RB, Series B, (BHAC-CR FGIC), 5.50%, 07/01/41(d)	100	114,774
Industrial Development Authority of the City of Phoenix Arizona, RB
5.00%, 07/01/44	2,000	1,936,013
Series A, 5.00%, 07/01/46(b)	1,570	1,465,773
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/45(b)	500	469,526
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(b)	1,150	1,045,156
Industrial Development Authority of the County of Pima, Refunding RB(b)
5.00%, 06/15/49	1,985	1,853,944
5.00%, 06/15/52	530	490,723
Maricopa County Industrial Development Authority, RB
5.00%, 07/01/47	1,000	919,611
4.00%, 07/01/50	1,500	1,238,981
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/47(b)	1,000	923,442
5.00%, 07/01/54(b)	440	398,877
Security	Par (000)	Value
Arizona (continued)
Maricopa County Industrial Development Authority, Refunding RB (continued)
Series A, 5.00%, 09/01/37	$1,525	$ 1,545,796
Series A, 4.13%, 09/01/42	750	683,404
McAllister Academic Village LLC, Refunding RB, 5.00%, 07/01/39	500	507,133
Phoenix-Mesa Gateway Airport Authority, ARB, 5.00%, 07/01/38	3,600	3,519,249
Pinal County Industrial Development Authority, RB, 6.25%, 06/01/26	105	106,017
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	4,560	4,748,150
Salt Verde Financial Corp., RB
5.50%, 12/01/29	2,000	2,116,026
5.00%, 12/01/32	155	162,530
5.00%, 12/01/37	1,500	1,558,612
		42,290,341
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	2,135	1,881,451
AMT, 4.75%, 09/01/49(b)	2,450	2,235,207
AMT, Sustainability Bonds, 5.70%, 05/01/53	1,550	1,559,579
		5,676,237
California — 8.7%
Alvord Unified School District, Refunding GO, Series B, Election 2007, (AGM), 0.00%, 08/01/41(e)	1,175	549,641
California Community Choice Financing Authority, RB, Sustainability Bonds, 5.50%, 10/01/54(a)	2,370	2,550,859
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,355	1,319,983
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	4,305	4,140,521
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	300	296,457
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(e)	5,000	4,031,173
Grossmont-Cuyamaca Community College District, GO, Series C, Election 2002, (AGC), 0.00%, 08/01/30(e)	10,030	8,343,041
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34(d)	4,125	4,426,082
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 6.25%, 08/01/43(d)	4,445	4,220,917
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	2,050	2,053,362
Poway Unified School District, Refunding GO, 0.00%, 08/01/36(e)	8,750	5,572,862
Rio Hondo Community College District, GO(e)
Series C, Election 2004, 0.00%, 08/01/37	4,005	2,404,379
Series C, Election 2004, 0.00%, 08/01/38	5,000	2,833,591
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(e)	3,800	2,180,023
San Diego Unified School District, Refunding GO, CAB(e)
Series R-1, 0.00%, 07/01/30	5,000	4,142,546
Series R-1, 0.00%, 07/01/31	3,005	2,429,450
San Mateo County Community College District, GO, Series C, (NPFGC), 0.00%, 09/01/30(e)	12,740	10,684,116

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
State of California, GO, 5.50%, 04/01/28	$5	$ 5,009
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(e)	5,500	3,240,577
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	625	626,276
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/36(e)	15,000	9,648,418
		75,699,283
Colorado — 0.6%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	345	307,487
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 11/15/47	875	882,717
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/37(e)	1,760	968,125
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	2,400	2,494,409
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	1,060	927,751
		5,580,489
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	525	543,771
4.25%, 07/15/53	705	629,551
		1,173,322
Delaware — 0.9%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,605	1,542,522
Delaware Transportation Authority, RB, 5.00%, 06/01/55	6,585	6,585,207
		8,127,729
District of Columbia — 0.8%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/54	1,680	1,730,980
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	2,875	2,476,615
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	3,305	3,077,664
		7,285,259
Florida — 12.9%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	825	733,691
Series A, 5.00%, 06/01/55	1,285	991,495
Series A, 5.50%, 06/01/57	460	381,252
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.50%, 09/01/48	5,275	5,690,807
Series B, 5.50%, 09/01/48	4,615	4,978,912
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	4,215	4,238,097
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	5,055	5,262,668
Security	Par (000)	Value
Florida (continued)
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.25%, 09/01/47	$3,650	$ 3,771,234
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	1,745	1,754,052
County of Miami-Dade Florida Aviation Revenue, Refunding RB, 5.00%, 10/01/41	3,800	3,825,477
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	1,315	1,344,680
Series A, AMT, 5.25%, 10/01/52	16,110	16,323,153
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(e)
Series A-2, 0.00%, 10/01/46	1,840	615,255
Series A-2, 0.00%, 10/01/47	2,970	880,351
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	660	700,703
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(f)(g)	699	185,682
AMT, 5.00%, 05/01/29	1,275	1,287,865
Florida Development Finance Corp., Refunding RB
5.00%, 09/15/40(b)	710	657,148
AMT, (AGM), 5.00%, 07/01/44	9,390	9,261,672
AMT, (AGM), 5.25%, 07/01/47	2,200	2,209,041
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/26(h)	3,890	3,961,204
Series A, AMT, 4.00%, 10/01/52	3,340	2,744,203
Sub-Series A, AMT, 5.00%, 10/01/47	7,865	7,847,495
Hillsborough County Aviation Authority, ARB, Class A, AMT, 5.00%, 10/01/48	5,765	5,687,127
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 4.13%, 11/15/51	2,250	2,036,471
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	240	240,239
3.85%, 05/01/39	420	360,685
5.38%, 05/01/47	260	254,021
4.00%, 05/01/49	665	523,712
6.30%, 05/01/54	755	781,876
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	365	320,088
4.00%, 05/01/50	605	480,280
Orange County Health Facilities Authority, RB
5.00%, 10/01/47	1,930	1,927,896
Series A, 5.00%, 10/01/53	6,605	6,714,072
Orange County Health Facilities Authority, Refunding RB
Series A, 4.50%, 10/01/56	4,435	4,212,379
Series A, 5.25%, 10/01/56	1,610	1,646,922
Seminole Improvement District, RB
5.00%, 10/01/32	255	253,983
5.30%, 10/01/37	290	284,798
Storey Creek Community Development District, SAB
4.00%, 12/15/39	415	360,509
4.13%, 12/15/49	350	279,645
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54	3,565	3,744,272
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,860	1,909,140
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	780	780,928
		112,445,180
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia — 2.5%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	$715	$ 482,625
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	2,875	2,435,822
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series C, 4.60%, 12/01/54	1,965	1,919,583
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	7,480	7,724,696
Municipal Electric Authority of Georgia, RB
Class A, (AGM), 5.00%, 07/01/52	1,770	1,803,416
Class A, 5.50%, 07/01/63	1,275	1,298,298
Series A, 5.00%, 01/01/49	4,385	4,375,968
Series A, 5.00%, 01/01/59	1,870	1,862,909
		21,903,317
Hawaii — 0.9%
State of Hawaii Airports System Revenue, ARB
Series A, AMT, 5.00%, 07/01/43	3,310	3,328,896
Series A, AMT, 5.25%, 07/01/51	2,985	3,039,423
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	485	485,330
AMT, 5.25%, 08/01/26	525	525,972
		7,379,621
Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	1,175	1,137,508
Illinois — 11.5%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	3,665	3,667,104
Series A, 5.00%, 12/01/40	4,090	3,985,386
Series C, 5.25%, 12/01/35	970	970,089
Series D, 5.00%, 12/01/46	1,230	1,163,816
Series H, 5.00%, 12/01/36	295	278,457
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	355	358,328
Series G, 5.00%, 12/01/34	290	289,967
Chicago Midway International Airport, Refunding ARB
Series B, 5.00%, 01/01/46	7,825	7,826,109
Series A, AMT, Senior Lien, (BAM), 5.75%, 01/01/48	1,010	1,065,517
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	6,885	6,981,159
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	4,535	4,504,116
Series A, AMT, Senior Lien, 5.25%, 01/01/48	2,215	2,272,906
Series A, AMT, Senior Lien, 4.38%, 01/01/53	2,780	2,484,989
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	2,575	2,582,037
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	1,185	1,228,305
Illinois Finance Authority, RB, 5.00%, 10/01/48	1,760	1,804,546
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(h)	25	25,355
4.13%, 08/15/37	2,430	2,263,399
4.00%, 02/15/41	845	777,563
Series A, 5.00%, 11/15/45	2,945	2,839,116
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	—	1,950,587
Series B, 5.00%, 01/01/40	—	3,250,356
Security	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	$3,005	$ 2,851,993
Series A, (NPFGC), 0.00%, 12/15/26(e)	5,000	4,682,397
Series A, (NPFGC), 0.00%, 12/15/33(e)	9,950	6,737,664
Metropolitan Pier & Exposition Authority, RB, CAB(e)
(NPFGC), 0.00%, 06/15/30(i)	800	662,309
(BAM-TCRS), 0.00%, 12/15/56	2,965	551,480
Series A, (NPFGC), 0.00%, 06/15/30	14,205	11,463,487
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(e)	8,075	3,149,005
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54(e)	4,140	862,862
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	3,200	3,557,771
State of Illinois, GO
5.50%, 05/01/39	2,785	2,930,092
Series B, 5.25%, 05/01/41	2,345	2,439,403
Series B, 5.50%, 05/01/47	1,930	1,995,206
Series B, 5.25%, 05/01/48	2,440	2,477,573
Series C, 5.00%, 12/01/47	3,135	3,097,653
Series D, 5.00%, 11/01/27	440	454,931
		100,483,033
Indiana — 1.7%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	575	588,365
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	9,040	9,216,844
Indianapolis Local Public Improvement Bond Bank, RB, Series F1, Subordinate, (BAM), 5.00%, 03/01/53	5,325	5,418,903
		15,224,112
Iowa — 0.5%
Iowa Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.63%, 07/01/54	4,510	4,346,007
Kansas — 0.4%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	550	517,648
Wyandotte County Unified School District No. 500 Kansas City, GO, (BAM), 5.00%, 09/01/50	2,840	2,894,234
		3,411,882
Kentucky — 2.3%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	555	503,496
County of Boyle Kentucky, Refunding RB
Series A, 4.25%, 06/01/46	740	664,649
Series A, 5.25%, 06/01/49	2,820	2,876,749
Fayette County School District Finance Corp., RB
5.00%, 06/01/44	1,455	1,499,485
(BAM-TCRS), 5.00%, 06/01/46	1,285	1,313,607
Kentucky Public Energy Authority, Refunding RB(a)
Series A-1, 5.25%, 04/01/54	6,790	7,176,049
Series B, 5.00%, 01/01/55	6,045	6,324,858
		20,358,893
Louisiana — 2.5%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	5,665	5,633,557
AMT, 5.50%, 09/01/59	4,540	4,639,319
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/42	4,600	4,612,911

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana (continued)
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.25%, 07/01/53	$4,690	$ 4,807,313
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	1,990	1,961,901
		21,655,001
Maine — 0.7%
Maine Health & Higher Educational Facilities Authority, RB, Series B, (AGM), 4.75%, 07/01/53	3,000	2,986,655
Maine State Housing Authority, RB, S/F Housing, Series C, Sustainability Bonds, (HUD SECT 8), 4.75%, 11/15/49	3,365	3,171,726
		6,158,381
Maryland — 1.3%
Anne Arundel County Consolidated Special Taxing District, Refunding ST, 5.00%, 07/01/32	495	495,440
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	185	183,678
City of Baltimore Maryland, Refunding TA, Series A, Senior Lien, 3.50%, 06/01/39(b)	650	557,308
City of Baltimore Maryland, TA(b)
Series B, 3.70%, 06/01/39	200	175,510
Series B, 3.88%, 06/01/46	300	254,319
County of Prince George’s Maryland, TA, 5.25%, 07/01/48(b)	300	297,378
Howard County Housing Commission, RB, M/F Housing, Series A, 5.00%, 06/01/44	550	550,016
Maryland Economic Development Corp., RB
5.00%, 07/01/56	390	376,228
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	2,920	2,879,354
Maryland Economic Development Corp., Refunding RB, 5.00%, 07/01/37	500	489,052
Maryland Health & Higher Educational Facilities Authority, RB, Series C, 5.00%, 05/15/45	2,875	2,832,777
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.00%, 07/01/40	1,000	991,241
4.00%, 07/01/41	500	465,356
4.13%, 07/01/47	500	447,775
		10,995,432
Massachusetts — 2.6%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.25%, 07/01/29	730	792,626
Massachusetts Development Finance Agency, RB
5.00%, 10/01/46	500	474,908
5.00%, 10/01/48	200	173,947
Series A, 5.25%, 01/01/42	500	501,253
Series A, (AMBAC), 5.75%, 01/01/42	650	764,241
Series A, 5.00%, 01/01/47	6,200	5,887,374
Massachusetts Development Finance Agency, Refunding RB
5.00%, 04/15/40	1,000	959,325
4.13%, 10/01/42(b)	550	485,430
5.00%, 07/01/47	7,685	7,688,630
Series P, 5.45%, 05/15/59	1,500	1,601,528
Massachusetts Health & Educational Facilities Authority, Refunding RB, Series M, 5.50%, 02/15/27	1,000	1,045,153
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	$910	$ 848,537
Series A, AMT, 4.50%, 12/01/47	245	228,522
Massachusetts State College Building Authority, Refunding RB, Series B, (AGC SAP), 5.50%, 05/01/39	825	957,860
		22,409,334
Michigan — 3.5%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	5,035	4,560,129
Eastern Michigan University, RB, Series A, 4.00%, 03/01/28(h)	60	61,409
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	3,740	3,828,306
Michigan Finance Authority, RB
4.00%, 02/15/50	5,000	4,408,643
Series A, 4.00%, 11/15/50	5,680	4,760,221
Sustainability Bonds, 5.50%, 02/28/57	505	529,154
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	1,965	1,754,667
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 4.45%, 12/01/49	1,495	1,395,039
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	6,310	6,309,991
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	2,665	2,771,991
		30,379,550
Minnesota — 1.0%
Minneapolis-St. Paul Metropolitan Airports Commission, ARB, AMT, 5.25%, 01/01/49	4,425	4,509,931
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54	2,215	2,274,569
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	1,615	1,635,122
		8,419,622
Mississippi — 0.3%
Mississippi Home Corp., Series 2025-06FN, Class PT, 4.55%, 04/01/42	2,635	2,640,280
Missouri — 0.5%
Kansas City Industrial Development Authority, ARB
Class B, AMT, 5.00%, 03/01/46	530	518,101
Series B, AMT, 5.00%, 03/01/39	2,505	2,521,285
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 5.00%, 11/01/55	1,445	1,452,147
		4,491,533
Nebraska — 1.5%
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/37	4,260	4,501,630
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	7,985	8,408,850
		12,910,480
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada — 0.9%
County of Clark Nevada, RB, Subordinate, (AGM), 4.00%, 07/01/40	$7,285	$ 6,980,138
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	1,000	869,249
		7,849,387
New Hampshire — 0.5%
New Hampshire Business Finance Authority, Series 2025-1, Class A1, 4.17%, 01/20/41(a)	1,359	1,290,359
New Hampshire Business Finance Authority, RB, M/F Housing
Class B, 5.75%, 04/28/42	1,720	1,733,435
Series 2, Sustainability Bonds, 4.25%, 07/20/41	1,378	1,312,347
		4,336,141
New Jersey — 7.5%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	655	672,568
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	3,385	3,396,041
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25(h)	485	485,924
Series WW, 5.25%, 06/15/25(h)	410	410,896
AMT, (AGM), 5.00%, 01/01/31	900	904,061
AMT, 5.13%, 01/01/34	1,620	1,620,255
AMT, 5.38%, 01/01/43	2,115	2,115,690
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(h)	5,360	5,555,267
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	2,135	1,793,757
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	2,485	2,403,059
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 4.55%, 10/01/44	1,160	1,126,706
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	2,000	2,005,470
Series A, 0.00%, 12/15/29(e)	7,530	6,347,141
Series AA, 5.00%, 06/15/45	2,710	2,756,053
Series BB, 5.00%, 06/15/46	6,200	6,314,014
Series BB, 4.00%, 06/15/50	4,900	4,371,302
Series S, 4.13%, 06/15/39	1,210	1,150,141
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/37	1,940	2,073,118
Series A, 5.25%, 06/15/42	775	816,912
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	3,220	3,281,676
Series A, 5.25%, 06/01/46	8,270	8,305,960
Sub-Series B, 5.00%, 06/01/46	7,805	7,472,572
		65,378,583
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	415	394,848
New York — 16.4%
City of New York, GO
Series A-1, 5.00%, 08/01/47	930	955,496
Series B, 5.25%, 10/01/41	1,955	2,093,244
Series -G-1, 5.25%, 02/01/53	735	774,981
Security	Par (000)	Value
New York (continued)
Empire State Development Corp., RB, Series A, 5.00%, 03/15/46	$6,000	$ 6,246,812
Metropolitan Transportation Authority, RB, Series D-2, Sustainability Bonds, 4.00%, 11/15/48	4,090	3,543,011
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/29	540	549,976
Series C-1, 5.00%, 11/15/56	6,550	6,358,407
New York City Housing Development Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	3,460	3,344,064
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	5,600	5,863,566
Series BB, 5.25%, 06/15/55	995	1,057,084
Series GG, 5.00%, 06/15/50	1,680	1,718,819
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/43	7,695	8,087,389
New York City Transitional Finance Authority, RB
Series F-1, 5.25%, 02/01/53	8,475	8,859,709
Series H-1, 5.50%, 11/01/51	1,455	1,576,018
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,100	1,099,979
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	2,630	2,613,658
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	7,485	4,969,361
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,185	1,500,697
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	2,185	1,935,829
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	2,710	2,390,261
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	1,650	1,706,991
AMT, 5.63%, 04/01/40	1,700	1,761,499
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,460	3,508,339
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/44	3,295	3,427,836
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	6,855	6,797,962
AMT, Sustainability Bonds, 5.50%, 06/30/54	2,645	2,684,395
AMT, Sustainability Bonds, 5.50%, 06/30/60	9,735	9,815,122
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	11,485	11,596,728
Port Authority of New York & New Jersey, ARB, AMT, 5.00%, 11/01/49	5,600	5,595,590
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, Series 266, Sustainability Bonds, (SONYMA), 4.65%, 10/01/50	5,385	5,126,979
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.25%, 05/15/58	11,585	10,607,844
Series A, 4.50%, 05/15/63	3,500	3,316,683
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/47	6,120	6,299,500
Series C, 5.00%, 05/15/47	5,000	5,150,609
		142,934,438

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
North Carolina — 1.2%
North Carolina Housing Finance Agency, RB, S/F Housing
Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	$1,955	$ 1,921,525
Series 52-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 07/01/46	1,615	1,606,203
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	6,510	6,985,757
		10,513,485
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	3,680	3,621,483
Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	7,670	6,603,274
Columbus Regional Airport Authority, Refunding ARB, AMT, 5.50%, 01/01/55	2,690	2,794,371
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FHLMC), 4.82%, 11/01/43	2,645	2,635,445
County of Franklin Ohio, RB, 5.00%, 11/01/48	1,650	1,704,909
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	4,525	4,433,192
Ohio Turnpike & Infrastructure Commission, RB, CAB, Series A-2, Junior Lien, 0.00%, 02/15/37(e)	10,000	5,946,756
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	1,055	879,759
		24,997,706
Oklahoma — 0.7%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	560	560,687
Oklahoma Water Resources Board, RB, (OK CERF), 4.00%, 04/01/48	1,280	1,167,547
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	450	454,943
University of Oklahoma, RB, Series A, (BAM), 5.00%, 07/01/54	3,560	3,618,424
		5,801,601
Oregon — 0.5%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(e)	2,355	1,242,131
Port of Portland Oregon Airport Revenue, Refunding RB, Series Thirty B, AMT, 5.00%, 07/01/43	2,640	2,694,703
		3,936,834
Pennsylvania — 8.1%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	3,600	3,549,947
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	5,470	5,380,232
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	425	351,734
Montgomery County Higher Education and Health Authority, Refunding RB, Class B, 5.00%, 05/01/57	3,500	3,392,273
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	6,910	6,805,545
AMT, 5.50%, 06/30/40	1,000	1,038,098
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB (continued)
AMT, 5.50%, 06/30/41	$3,290	$ 3,409,383
AMT, 5.75%, 06/30/48	2,855	2,936,257
AMT, 5.25%, 06/30/53	4,695	4,706,180
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,000	993,633
Pennsylvania Higher Educational Facilities Authority, RB
4.00%, 08/15/44	1,000	909,183
4.00%, 08/15/49	1,855	1,625,345
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	7,985	7,978,809
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	1,500	1,509,848
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	1,325	1,331,433
Series A-1, 5.00%, 12/01/47	3,380	3,411,734
Series C, 5.25%, 12/01/54	1,575	1,655,215
Series A, Subordinate, 5.00%, 12/01/44	4,700	4,787,514
Series B, Subordinate, 4.00%, 12/01/51	665	582,216
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.25%, 12/01/45	3,930	3,939,185
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	8,015	8,421,046
Series B, Sustainability Bonds, (SAW), 5.00%, 09/01/48	2,070	2,083,167
		70,797,977
Puerto Rico — 2.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,601	4,240,164
Series A-1, Restructured, 5.00%, 07/01/58	10,721	10,188,129
Series A-2, Restructured, 4.54%, 07/01/53	500	439,699
Series A-2, Restructured, 4.78%, 07/01/58	1,528	1,396,214
Series A-2, Restructured, 4.33%, 07/01/40	2,472	2,318,152
Series B-1, Restructured, 4.75%, 07/01/53	962	874,944
Series B-2, Restructured, 4.78%, 07/01/58	1,335	1,223,948
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	11,999	3,846,673
		24,527,923
South Carolina — 3.7%
Charleston County Airport District, ARB, Series A, AMT, 5.25%, 07/01/54	1,575	1,610,648
County of Berkeley Indiana, SAB
4.25%, 11/01/40	485	430,107
4.38%, 11/01/49	715	598,306
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	6,040	6,407,820
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/43	3,090	3,116,383
5.00%, 01/01/55(b)	2,290	1,906,897
7.50%, 08/15/62(b)	1,455	1,332,167
Series A, 5.50%, 11/01/50	4,435	4,734,241
Series A, 5.50%, 11/01/54	2,295	2,416,353
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 4.25%, 05/01/48	1,615	1,462,445
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	$1,370	$ 1,435,891
Series A, 4.00%, 12/01/55	1,950	1,600,527
South Carolina Public Service Authority, Refunding RB
Series A, 5.25%, 12/01/50	1,365	1,395,468
Series A, 5.00%, 12/01/55	1,335	1,342,513
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, 4.60%, 07/01/49	2,335	2,319,156
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	275	284,295
		32,393,217
Tennessee — 3.7%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	615	653,040
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,655	3,612,927
Metropolitan Government Nashville & Davidson County Health & Educational cilities Board, RB, 5.25%, 05/01/48	745	746,854
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, Refunding RB, 5.25%, 10/01/58	3,070	3,045,522
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	3,795	3,780,629
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	3,805	3,986,331
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	15,950	16,598,369
		32,423,672
Texas — 12.1%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,545	1,484,026
7.88%, 11/01/62	1,335	1,352,831
Celina Independent School District, GO, (PSF), 5.00%, 02/15/47	4,530	4,684,938
City of Austin Texas Airport System Revenue, ARB
AMT, 5.00%, 11/15/44	1,000	938,653
AMT, 5.25%, 11/15/47	3,300	3,348,112
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.00%, 07/15/48	1,790	1,599,152
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.25%, 03/01/49	2,495	2,609,869
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	395	415,004
Series A, AMT, 1st Lien, 5.50%, 08/01/44	395	413,028
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	370	345,725
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.63%, 07/15/38	1,330	1,331,466
Series B, AMT, 5.50%, 07/15/37	1,235	1,242,366
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	2,955	3,031,165
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	740	739,541
Sub-Series A, AMT, 4.00%, 07/01/46	2,780	2,339,158
Sub-Series A, AMT, 4.00%, 07/01/48	10,025	8,276,767
Security	Par (000)	Value
Texas (continued)
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 08/15/49	$9,150	$ 8,111,944
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	4,100	3,682,707
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	6,570	6,801,605
Dickinson Independent School District, GO, (PSF), 4.13%, 02/15/48	1,285	1,165,141
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	1,415	1,289,761
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	6,820	6,061,861
Harris County Flood Control District, Refunding GOL, Series A, Sustainability Bonds, 4.00%, 09/15/48	1,775	1,585,731
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	205	212,209
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(e)(h)	5,000	2,958,500
New Braunfels Independent School District, GO, (PSF), 4.00%, 02/01/52	1,360	1,204,428
New Caney Independent School District, GO, (PSF), 4.00%, 02/15/49	3,370	3,003,074
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	1,210	939,166
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	3,175	2,844,314
Permanent University Fund - Texas A&M University System, Refunding RB, Series A, 5.00%, 07/01/54	2,400	2,491,246
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53	1,840	1,888,912
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	1,705	1,540,893
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 07/01/53	1,895	1,673,684
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	410	402,606
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	690	598,148
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	5,395	5,621,116
Texas State University System, Refunding RB, 4.00%, 03/15/49	4,455	3,971,125
Texas Transportation Commission State Highway 249 System, RB, Series A, 5.00%, 08/01/57	1,000	1,004,118
Texas Transportation Commission State Highway 249 System, RB, CAB(e)
0.00%, 08/01/35	310	198,673
0.00%, 08/01/36	170	103,561
0.00%, 08/01/37	225	129,652
0.00%, 08/01/38	810	441,479
0.00%, 08/01/41	1,950	884,644
0.00%, 08/01/44	695	259,981
0.00%, 08/01/45	1,775	620,191
Texas Water Development Board, RB, Series A, 4.38%, 10/15/59	6,635	6,257,080
University of Houston, Refunding RB, Series A, 5.00%, 02/15/56	2,195	2,212,204
Waxahachie Independent School District, GO, (PSF), 4.00%, 02/15/49	1,580	1,441,553
		105,753,108

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah — 2.3%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	$530	$ 515,805
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	11,685	11,323,433
Series A, AMT, 5.00%, 07/01/51	5,330	5,296,558
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(b)	935	831,821
Utah Housing Corp., RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.70%, 01/01/50	2,470	2,427,370
		20,394,987
Virginia — 0.9%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	4,420	3,908,625
Virginia Housing Development Authority, RB, M/F Housing, Series A, 4.60%, 09/01/50	3,750	3,594,979
		7,503,604
Washington — 0.3%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	2,655	2,657,033
Wisconsin — 0.6%
Public Finance Authority, RB
Series A, 5.00%, 07/01/40(b)	450	420,745
Series A-1, 4.50%, 01/01/35(b)	555	537,028
Series A, AMT, Senior Lien, 5.75%, 07/01/49	3,545	3,648,285
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	825	752,681
		5,358,739
Total Municipal Bonds — 136.5% (Cost: $1,185,411,585)		1,190,358,501
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama — 1.1%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	9,340	9,752,131
Connecticut — 1.7%
Connecticut Housing Finance Authority, Refunding RB, Series F-1, Sustainability Bonds, 4.75%, 11/15/49	15,000	14,976,241
District of Columbia — 0.4%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	3,052	2,944,704
Florida — 4.5%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	7,850	8,172,491
County of Seminole Florida Sales Tax Revenue, RB, Series B, (NPFGC), 5.25%, 10/01/31	6,300	6,836,142
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/48	10,000	10,216,742
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.50%, 11/15/54	13,260	14,181,696
		39,407,071
Security	Par (000)	Value
Georgia — 1.2%
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)(k)	$10,159	$ 10,596,103
Hawaii — 1.1%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.50%, 07/01/54	9,225	9,572,098
Idaho — 0.8%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48(k)	6,820	7,198,818
Illinois — 0.8%
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	7,123	7,187,611
Massachusetts — 1.0%
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	9,084	9,013,975
Michigan — 0.3%
Michigan State Housing Development Authority, RB, Series A, 4.05%, 10/01/48	2,748	2,505,680
Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53(k)	5,660	4,741,538
New York — 5.1%
New York City Transitional Finance Authority, RB, Series D, 5.25%, 05/01/48	9,620	10,226,440
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	6,600	6,048,366
Port Authority of New York & New Jersey, Refunding ARB, 5.25%, 10/15/57	5,090	5,128,327
Triborough Bridge & Tunnel Authority, RB
Sustainability Bonds, 5.00%, 05/15/49	10,060	10,388,900
Series A, 5.00%, 11/15/51	7,270	7,388,070
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	5,520	4,974,102
		44,154,205
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	7,450	7,781,105
Texas — 1.8%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	5,890	6,320,498
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	9,243	9,425,731
		15,746,229
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	$11,880	$ 10,506,960
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.5% (Cost: $197,959,296)		196,084,469
Total Long-Term Investments — 159.0% (Cost: $1,383,370,881)		1,386,442,970

	Shares
Short-Term Securities
	Money Market Funds — 3.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(l)(m)	34,119,806	34,123,218
	Total Short-Term Securities — 3.9% (Cost: $34,122,877)	34,123,218
	Total Investments — 162.9% (Cost: $1,417,493,758)	1,420,566,188
	Other Assets Less Liabilities — 1.6%	13,227,990
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.9)%	(112,519,668)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (51.6)%	(449,444,645)
	Net Assets Applicable to Common Shares — 100.0%	$ 871,829,865

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Zero-coupon bond.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 1, 2029 to June 1, 2046, is $13,575,391.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 17,753,312	$ 16,369,905 (a)	$ —	$ 202	$ (201)	$ 34,123,218	34,119,806	$ 583,164	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,190,358,501	$ —	$ 1,190,358,501
Municipal Bonds Transferred to Tender Option Bond Trusts	—	196,084,469	—	196,084,469
Short-Term Securities
Money Market Funds	34,123,218	—	—	34,123,218
	$34,123,218	$1,386,442,970	$—	$1,420,566,188
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(111,654,192)	$—	$(111,654,192)
VRDP Shares at Liquidation Value	—	(450,300,000)	—	(450,300,000)
	$—	$(561,954,192)	$—	$(561,954,192)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
Portfolio Abbreviation (continued)
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax
TA	Tax Allocation
Schedule of Investments